Employee benefit plans - Financial Position of Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amounts recognized in the consolidated balance sheets consist of:
Accrued pension benefit cost included in employee benefit plans liability	$ (110,347)	$ (117,203)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	168,791	148,966	$ 179,613
Change in projected benefit obligation
Projected benefit obligation at beginning of year	148,966	179,613	178,068
Service cost	0	0	0
Interest cost	5,034	4,971	5,361
Benefits paid	(7,546)	(17,274)	(13,444)
Prior service cost	0	212	0
Plan amendment	0	0	0
Settlement and curtailment of liability	(2,549)	(1,825)	(6,108)
Actuarial (gain) loss	21,950	(12,423)	7,384
Foreign exchange translation adjustment	2,936	(4,308)	8,352
Projected benefit obligation at end of year	168,791	148,966	179,613
Change in plan assets
Fair value of plan assets at beginning of year	154,151	185,495	172,206
Actual return on plan assets	25,225	(11,618)	14,801
Employer contribution	2,605	3,653	8,448
Plan settlement	(2,043)	(1,608)	(5,123)
Benefits paid	(7,546)	(17,274)	(13,444)
Foreign exchange translation adjustment	3,008	(4,497)	8,607
Fair value of plan assets at end of year	175,400	154,151	185,495
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	6,609	5,185	6,993
Accrued pension benefit cost included in employee benefit plans liability	0	0	(1,111)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	6,609	5,185	5,882
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	110,347	117,203	127,687
Change in projected benefit obligation
Projected benefit obligation at beginning of year	117,203	127,687	126,334
Service cost	58	63	64
Interest cost	4,741	4,305	4,703
Benefits paid	(4,010)	(3,263)	(2,118)
Prior service cost	0	0	0
Plan amendment	2,369	0	0
Settlement and curtailment of liability	0	0	0
Actuarial (gain) loss	(10,014)	(11,589)	(1,296)
Foreign exchange translation adjustment	0	0	0
Projected benefit obligation at end of year	110,347	117,203	127,687
Change in plan assets
Fair value of plan assets at beginning of year	0	0	0
Actual return on plan assets	0	0	0
Employer contribution	4,010	3,263	2,118
Plan settlement	0	0	0
Benefits paid	(4,010)	(3,263)	(2,118)
Foreign exchange translation adjustment	0	0	0
Fair value of plan assets at end of year	0	0	0
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	0	0	0
Accrued pension benefit cost included in employee benefit plans liability	(110,347)	(117,203)	(127,687)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	$ (110,347)	$ (117,203)	$ (127,687)